Offerings	Aug. 08, 2024 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2034
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99968
Maximum Aggregate Offering Price	$ 749,760,000	[1]
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,664.58
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended and relates to the Registration Statement on Form S-3 (No. 333-268053) filed by The Coca-Cola Company. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2055
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99913
Maximum Aggregate Offering Price	$ 1,498,695,000	[1]
Fee Rate	0.01476%
Amount of Registration Fee	$ 221,207.38
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended and relates to the Registration Statement on Form S-3 (No. 333-268053) filed by The Coca-Cola Company. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Notes due 2064
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.00709
Maximum Aggregate Offering Price	$ 755,317,500	[1]
Fee Rate	0.01476%
Amount of Registration Fee	$ 111,484.86
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended and relates to the Registration Statement on Form S-3 (No. 333-268053) filed by The Coca-Cola Company. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

[1]	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended and relates to the Registration Statement on Form S-3 (No. 333-268053) filed by The Coca-Cola Company. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.